Loan from Related Party (Details) - USD ($) $ in Thousands	Jun. 26, 2023	Oct. 30, 2022	Dec. 31, 2023	Aug. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Loan from Related Party [Line Items]
Accumulated interest expenses			$ 7,073
Related Party [Member] | Xylo Loan [Member]
Loan from Related Party [Line Items]
Repaid balance		$ 625
Credit facility	$ 745
Credit facility aggregate initial amount				$ 745
Related Party [Member] | Xylo [Member]
Loan from Related Party [Line Items]
Loan received					$ 745	$ 500